Trade receivables (Details) - USD ($)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Trade and other receivables [abstract]
Gross value	$ 260,290,455	$ 213,313,181
Less: Provision for bad and doubtful debts	(1,958,492)	(3,639,942)	$ (708,001)
Net trade receivables	$ 258,331,963	$ 209,673,239